9. LOANS PAYABLE: Schedule of Derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Derivative financial liabilities

Derivative liability	2025 $	2024 $
GG Mars Capital, Inc. note	131,535	248,189
Star Financial Corporation note	212,545	348,710
Jennings Family Investments, Inc. note	1,026,369	980,272
LoneStella, LLC note	587	134,889
GG Mars Capital, Inc. debenture	62,156	58,969
Nancy Cowden note	65,159	270,095
Othership note	24,430	-
Total derivative financial liabilities	1,469,648	2,041,134